Acquisition of WingHouse	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisition of WingHouse

Note 4. Acquisition of WingHouse

On October 11, 2019, the Company and ARC WingHouse, LLC, a Florida limited liability company that was formed as a wholly-owned subsidiary of the Company (“ARC WingHouse”), entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Soaring Wings, LLC, a Florida limited liability company (“Soaring Wings”), Soaring Wings HQ, LLC, a Florida limited liability company (“Soaring Wings HQ”), Soaring Wings Advertising, LLC, a Florida limited liability company (“Soaring Wings Advertising”), Soaring Wings IP, LLC, a Florida limited liability company (“Soaring Wings IP”), and the wholly-owned subsidiaries of Soaring Wings that own and operate all of the Restaurants (as defined below) (the “WH Operating Entities”). Soaring Wings, Soaring Wings HQ, Soaring Wings Advertising, Soaring Wings IP and the WH Operating Entities are sometimes collectively referred to as the “Sellers” and each a “Seller”. The Company and ARC WingHouse are sometimes collectively referred to as the “Purchasers”. The transactions contemplated by the Asset Purchase Agreement are sometimes referred to herein collectively as the “WingHouse Acquisition”. The closing of the WingHouse Acquisition occurred on October 11, 2019 (the “Closing Date”).

Sellers are the owners and operators of the WingHouse Bar and Grill restaurant concept (the “WingHouse Concept”), which is comprised of 24 WingHouse Bar and Grill restaurants (the “Restaurants”). Purchasers agreed to pay the Sellers a total of $18,000,000 as adjusted pursuant to a working capital adjustment (the “Purchase Price”), and to assume, satisfy and discharge certain assumed liabilities. On the Closing Date, ARC WingHouse paid $12,000,000 to the Sellers. In addition, ARC WingHouse delivered to SW WH Holdings, LLC, a Florida limited liability company (“SW WH Holdings”), an equity interest in ARC WingHouse representing a ten percent (10%) ownership interest in ARC WingHouse (the “Equity Interest”). The Company also agreed to deliver to Soaring Wings shares (the “ARC Stock”) of the Company’s common stock on each of the first three anniversaries of the Closing Date. The number of shares of common stock to be delivered on each anniversary will be equal to the quotient of $1,000,000 divided by the following per share prices: (i) $1.40 per share of common stock on the first anniversary, (ii) 2.00 per share of common stock on the second anniversary, and (iii) $3.00 per share of common stock on the third anniversary (collectively, the “ARC Stock Consideration”). The per share price of the ARC Stock Consideration will be equitably adjusted for any stock dividend, stock split, reverse stock split or recapitalization. If the ARC Stock is not listed and quoted for trading on the NYSE, NASDAQ Global Select Market, NASDAQ Global Market or NASDAQ Capital Market on any of the first, second and third anniversaries of the Closing (the first such anniversary referred to as a “Listing Failure Anniversary”), then ARC WingHouse will pay $1,000,000 cash to Soaring Wings on the Listing Failure Anniversary and each anniversary of the Closing after a Listing Failure Anniversary (if any), ending on the third anniversary of the Closing Date in full satisfaction of the Company’s obligation to deliver the ARC Stock Consideration to Soaring Wings on the Listing Failure Anniversary and each anniversary thereafter, ending on the 3rd anniversary (the “Contingent Cash Consideration”). Notwithstanding the existence of a Listing Failure Anniversary, Soaring Wings may, in its sole discretion, elect to receive ARC Stock on the Listing Failure Anniversary and/or any anniversary after the Listing Failure Anniversary in lieu of a $1,000,000 cash payment by providing ARC WingHouse with written notice no less than 30 days before the Listing Failure Anniversary or subsequent anniversary, as applicable. The ARC Stock Consideration is subject to the terms of a Put Agreement (as defined below), and Sellers were granted customary piggy-back registration rights with respect to the ARC Stock Consideration.

In connection therewith, on October 11, 2019, the Purchasers entered into a Put Agreement (the “Put Agreement”; together with the Asset Purchase Agreement, the “Purchase Agreements”) with Soaring Wings pursuant to which Soaring Wings was granted the right, but not the obligation, upon written notice to the Purchasers given at any time before the Put Deadline (as defined below), to require the Company to purchase, for cash, at the Put Closing (as defined below), all or any portion of the shares of ARC Stock received by Soaring Wings under Section 1.2(c) of the Asset Purchase Agreement or Section 15 of the Put Agreement (the “Put Option”). In the event Soaring Wings receives ARC Stock pursuant to Section 1.2(c) of the Asset Purchase Agreement and puts all of such ARC Stock to the Company, then the amount payable by the Company to Soaring Wings at the Put Closing will be equal to the Put Price (as defined below). In the event Soaring Wings elects to put only a portion of such shares to the Company, either because Soaring Wings received Contingent Cash Consideration on one or more of such anniversaries, Soaring Wings sold some of the ARC Stock, Soaring Wings elected to retain some of the ARC Stock and put only a portion of the ARC Stock to the Company, and/or for any other reason, then the amount payable by the Company to Soaring Wings at the Put Closing will calculated in the following manner: (x) the Put Price, multiplied by (y) a fraction, the numerator of which is the number of shares of ARC Stock put to the Company by Soaring Wings hereunder, and the denominator of which is the number of shares of ARC Stock received by Soaring Wings under the Asset Purchase Agreement had Soaring Wings received ARC Stock on each of the first, second and third anniversaries of the Closing Date. The amount payable by the Company to Soaring Wings at the Put Closing is referred to herein as, the “Put Payment”. In the event that Soaring Wings receives the Put Price from Purchasers, then, without any action on the part of the Purchasers, SW WH Holdings or any other person, the Equity Interest will be immediately terminated and forfeited to ARC WingHouse and no longer be owned beneficially or of record by SW WH Holdings.

For the purposes hereof, “Put Price” means an amount equal to: (i) $6,000,000, less (ii) the aggregate dividends (if any) received by Soaring Wings from the Company attributable to any shares of ARC Stock received by Soaring Wings under Section 1.2(c) of the Asset Purchase Agreement and not required to be paid to City National Bank (as defined below) pursuant to that certain Subordination Agreement, dated October 11, 2019, by ARC WingHouse and Soaring Wings for the benefit of City National Bank (the “Subordination Agreement”), less (iii) the aggregate distributions (other than tax distributions) made by ARC WingHouse to Soaring Wings under its operating agreement that are not required to be paid to City National Bank pursuant to the Subordination Agreement, less (iv) the aggregate cash payments made by Purchaser to Soaring Wings following a Listing Failure Anniversary pursuant to Section 1.2(c) of the Asset Purchase Agreement that are not required to be paid to City National Bank pursuant to the Subordination Agreement (and for the avoidance of doubt, were not applied to satisfy losses pursuant to Section 7.9(b) under the Asset Purchase Agreement), less (v) the aggregate amount of losses satisfied by Sellers to Purchasers or their indemnitees pursuant to Sections 7.9(a), (b) and (c) under the Asset Purchase Agreement that are not required to be paid to City National Bank pursuant to the Subordination Agreement.

For the purposes hereof, “Put Deadline” means the later of (y) the fifth anniversary of the Closing Date and (z) 12 months following the date on which the Company provides written notice to Soaring Wings that: (i) it has indefeasibly paid and satisfied in full the Loan (as defined below), (ii) Soaring Wings is not restricted from exercising its rights under this Agreement (in whole or in part) pursuant to the Subordination Agreement, or otherwise, and (iii) the Company has legally sufficient funds to pay the Put Payment in full.

In connection with the closing of the WingHouse Acquisition, Seenu G. Kasturi executed a guaranty in favor of Soaring Wings guaranteeing all of the Purchasers’ obligations under the Asset Purchase Agreement, the Put Agreement, and the SW Note (as defined below).

On October 11, 2019, ARC WingHouse entered into a Loan Agreement (the “Loan Agreement”) with City National Bank of Florida (“City National Bank”) pursuant to which the Company borrowed $12,250,000 (the “Loan”) to help fund the acquisition of the WingHouse Concept. In connection therewith, ARC WingHouse issued a promissory note in favor of City National Bank in the amount of $12,250,000 (the “CNB Note”). Interest accrues under the CNB Note at a rate of six percent (6%) per annum. The Company makes monthly payments of principal and interest of $179,481 to City National Bank under the CNB Note. The entire outstanding principal balance of the CNB Note plus all accrued interest is due and payable in full on October 11, 2024.

ARC WingHouse may make prepayments of principal under the CNB Note, provided, however, that (i) if ARC WingHouse prepays any portion of the outstanding balance of the CNB Note during the first year of the term of the CNB Note, ARC WingHouse will pay a fee to City National Bank in an amount equal to three percent (3%) of the amount prepaid by ARC WingHouse in excess of $2,250,000, (ii) if ARC WingHouse prepays any portion of the outstanding balance of the CNB Note during the second year of the term of the CNB Note, ARC WingHouse will pay to City National Bank a fee in an amount equal to two percent (2%) of the amount prepaid by ARC WingHouse, and (iii) if ARC WingHouse prepays any portion of the outstanding balance of the CNB Note during the third (3rd) year of the term of the CNB Note, ARC WingHouse will pay to City National Bank a fee in an amount equal to one percent (1%) of the amount prepaid by ARC WingHouse. Thereafter, ARC WingHouse may make prepayments of principal under the CNB Note without penalty or premium.

ARC WingHouse deposited $1,250,000 with City National Bank WingHouse in an account that is under the sole control of City National Bank (the “First ARCWH Deposit”). ARC WingHouse granted a security interest to City National Bank in the account and the funds held therein as security for the loan. In connection therewith, to secure the funds for the First ARCWH Deposit, ARC WingHouse issued a promissory note in favor of the Kasturi Children’s Trust, a trust formed under the laws of Louisiana (the “Kasturi Children’s Trust”), in the amount of $1,250,000 (the “KCT Note”) pursuant to which ARC WingHouse borrowed the funds comprising the First ARCWH Deposit. Interest accrues under the KCT Note at a rate of six percent (6%) per annum. The entire outstanding principal balance of the KCT Note plus all accrued interest is due and payable in full on the earlier of (i) the fifth (5th) anniversary of the date of the of the KCT Note, and (ii) the date that the Kasturi Children’s Trust demands repaying in full by providing written notice thereof to ARC WingHouse. The KCT Note is secured by all of the assets of ARC WingHouse. City National Bank will return the funds to Seenu G. Kasturi, as guarantor for the CNB Note, in the event ARC WingHouse contributes a like amount of funds to City National Bank. City National Bank will return all funds held in the account to Mr. Kasturi or ARC WingHouse, as applicable, upon repayment of the loan by ARC WingHouse.

In addition, ARC WingHouse deposited $1,000,000 with City National Bank in an account that is under the sole control of City National Bank (the “Second ARCWH Deposit”). ARC WingHouse granted a security interest to City National Bank in the account and the funds held therein as security for the loan. In connection therewith, to secure the funds for the Second ARCWH Deposit, ARC WingHouse issued a promissory note in favor of Soaring Wings in the amount of $1,000,000 (the “SW Note”) pursuant to which ARC WingHouse borrowed the funds comprising the Second ARCWH Deposit. Interest accrues under the SW Note at a rate of five percent (5%) per annum. The entire outstanding principal balance of the SW Note plus all accrued interest is due and payable in full on the earliest to occur of: (i) the first anniversary of the date of the SW Note, (ii) the merger or sale of substantially all the membership interest or assets of ARC WingHouse, and (iii) the liquidation, dissolution or winding up of ARC WingHouse. After April 11, 2020, but no sooner than City National Bank receives ARC WingHouse’s audited financial statements for the year ended December 31, 2020 and ARC WingHouse’s quarterly financial statements for the quarter end March 30, 2020, so long as ARC WingHouse is in compliance with the financial covenants contained in the Loan Agreement and no event of default has occurred, City National Bank, upon the request of ARC WingHouse, will disburse certain amounts to pay down the SW Note.

The CNB Note is secured, in part, by that that certain Security Agreement, dated October 11, 2019, executed by ARC WingHouse in favor of City National Bank (as the same may be amended or modified from time to time, the “Security Agreement”), granting City National Bank a lien and security interest in and to all assets owned by ARC WingHouse. In addition, the Company entered into a Negative Pledge Agreement, dated October 11, 2019, pursuant to which the Company agreed not to: (i) sell, transfer, assign or lease any of its assets, except for the transfer or sale of assets in the ordinary course of business for at least equal consideration, (ii) create, incur, assume or suffer to exist certain types of liens on its assets, (iii) enter into any agreement with any person other than City National Bank which prohibits or limits the ability of the Company to create, incur, assume or suffer to exist any security interest, mortgage, pledge, lien or other encumbrance upon any of its assets, and (iv) create, incur, assume or suffer to exist certain types of indebtedness.

In connection with the completion of the Loan, Seenu G. Kasturi executed a guaranty in favor of City National Bank guaranteeing all of ARC WingHouse’s obligations under the CNB Note, the Loan Agreement and the other loan documents executed in connection therewith.

On October 11, 2019, ARC WingHouse entered into an agreement (the “WH Assignment Agreement”) with Soaring Wings and Store Master Funding IX, LLC, a Delaware limited liability company (“Store Master Funding”), pursuant to which Soaring Wings assigned all of its rights and obligations under that certain master lease agreement, dated January 31, 2017 between Store Master Funding and Soaring Wings (the “WH Master Lease”) to ARC WingHouse. Under the WH Master Lease, ARC WingHouse leased properties from Store Master Funding upon which 14 restaurants acquired in the WingHouse Acquisition are located (collectively, the “WH Properties”). The initial term of the lease expires on January 31, 2032. The Company has the option to extend the term of the lease for four additional successive periods of five years each. The aggregate base annual rent is $2,041,848 and is subject to increases commencing February 1, 2022 and every five years thereafter in an amount equal to the lesser of: (i) 10%, or (ii) 1.3 times the change in the Consumer Price Index. The Company is responsible for all costs and obligations relating to the WH Properties.

The acquisition of WingHouse was accounted for as a business combination using the acquisition method of accounting in accordance with Accounting Standard Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”), with the Company considered the acquirer of WingHouse. In accordance with ASC 805, the assets acquired and the liabilities assumed have been measured at fair value based on a report issued by a third-party valuation firm with the remaining purchase price, if any, recorded as goodwill.

For purposes of measuring the estimated fair value, where applicable, of the assets acquired and the liabilities assumed as reflected in the Company’s condensed consolidated financial statements, the guidance in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) has been applied, which establishes a framework for measuring fair value. In accordance with ASC 820, fair value is an exit price and is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” The goodwill related to the WingHouse acquisition is comprised primarily of expected synergies from combining operations and the acquired intangible assets that do not qualify for separate recognition. Goodwill related to the WingHouse acquisition is not expected to be deductible for tax purposes.

The assets acquired and liabilities assumed were comprised of the following as of October 11, 2019:

Accounts receivable (trade)	$195,982
Inventory	745,732
Prepaid expenses	962,390
Favorable lease asset	163,838
Intangible assets	5,380,000
Goodwill	11,246,741
Fixed assets	5,472,583
Total assets acquired	24,167,266
Accounts payable and other current liabilities	(5,537,938)
Total liabilities assumed	(5,537,938)
Net assets acquired with note payable and deferred compensation liability	$18,629,329

The estimates of fair values recorded are Level 3 inputs that have been determined by management based upon various market and income analyses and recent asset appraisals. The Company made certain adjustments to the amounts initially allocated to intangible assets and accounts payable and other current liabilities after evaluating additional information that was present on the date the acquisition was completed.

The following table summarizes certain financial information for the years ended December 31, 2020 and 2019 contained in the Company’s consolidated financial statements and certain unaudited pro forma financial information for the years ended December 31, 2020 and 2019 as if the acquisition of WingHouse had occurred on January 1, 2019:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Revenue	$53,290,401	$72,983,613
Loss from continuing operations	(4,624,522)	(4,675,326)
Net loss	(10,548,037)	(5,657,696)
Net loss per share – basic & fully diluted	$(1.40)	$(0.76)

The results of operations for WingHouse were included in the Company’s results of operations beginning October 11, 2019. The actual amounts of revenue and net loss for WingHouse that were included in the Company’s consolidated statements of operations for the year ended December 31, 2020 were $41,101,287 $(4,207,790) and for the year ended December 31, 2019 were $11,929,593 and $1,394, respectively.

The unaudited pro forma financial information has been presented for informational purposes only and is not necessarily indicative of the actual results that would have occurred had the acquisition been consummated on January 1, 2019 or of the future results of the combined entities. For additional information about the Company’s acquisition of WingHouse, please refer to the Company’s Current Report on Form 8-K filed with the SEC on October 17, 2019.